SUMMARY OF MATERIAL ACCOUNTING POLICIES - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
(Reversal) Impairment loss recognized in profit or loss	$ 1,577	$ (822)	$ 1,017
Derecognized intangible assets	2,310	560
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
(Reversal) Impairment loss recognized in profit or loss	1,577	(822)
Cryptocurrencies | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
(Reversal) Impairment loss recognized in profit or loss	$ 174	$ (822)